Acquisition of Aetna Acquisition of Aetna (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of consideration transferred
The fair value of the consideration transferred on the date of acquisition consisted of the following:

In millions
Cash	$48,089
Common stock (274.4 million shares) (1)	22,117
Fair value of replacement equity awards for pre-combination services (9.9 million shares) (2)	367
Effective settlement of pre-existing relationship (3)	(807)
Total consideration transferred	$69,766
_____________________________________________

(1)
The fair value of the Company’s common stock issued as consideration was calculated based on the 327.6 million Aetna common shares outstanding as of November 28, 2018 multiplied by (i) the merger agreement per share exchange ratio and (ii) the volume weighted average price of CVS Health common stock on November 28, 2018 of $80.59.

(2)
The fair value of the replacement equity awards issued by the Company was determined as of the Aetna Acquisition Date. The fair value of the awards attributed to pre-combination services of $367 million is included in the consideration transferred and the fair value of the awards attributed to post-combination services of $232 million has been, or will be, included in the Company’s post-combination financial statements as compensation costs.

(3)	The purchase price included $807 million of effectively settled liabilities the Company owed to Aetna from their pre-existing pharmacy services relationship.

Schedule of fair value of assets acquired and liabilities assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

In millions
Cash and cash equivalents	$6,565
Accounts receivable (1)	4,089
Other current assets	3,896
Investments (current and long-term)	17,991
Goodwill	46,684
Intangible assets	23,746
Other long-term assets	8,282
Total assets acquired	111,253
Health care costs payable	5,359
Other current liabilities	10,026
Debt (current and long-term)	8,098
Deferred income taxes	4,574
Other long-term liabilities	13,101
Total liabilities assumed	41,158
Noncontrolling interests	329
Total consideration transferred	$69,766

_____________________________________________

(1)
The fair value of premium receivables acquired is $2.4 billion, with the gross contractual amount being $2.8 billion. The Company expects $424 million of premium receivables to be uncollectible. The fair value of other receivables acquired is $1.7 billion, with the gross contractual amount being $1.8 billion. The Company expects $84 million of other receivables to be uncollectible.

Schedule of goodwill acquired by segment	The preliminarily valuation of goodwill was allocated to the Company’s business segments as follows:

In millions
Health Care Benefits	$44,484
Pharmacy Services	1,500
Retail/LTC	700
Total goodwill	$46,684

Schedule of intangible assets acquired
The following table summarizes the preliminary fair values and weighted average useful lives for intangible assets acquired in the Aetna Acquisition, each of which is subject to change as the Company finalizes its purchase accounting:

		Weighted
		Average
	Gross	Useful Life
In millions, except weighted average useful life	Fair Value	(years)
Customer relationships (1)	$13,630	14.4
Standalone Medicare Part D prescription drug plan customer relationship (held for sale)	101	N/A
Technology	1,060	3.0
Provider networks (1)	4,200	20.0
Value of Business Acquired	590	20.0
Trademark (definite-lived)	65	5.0
Trademark (indefinitely-lived)	4,100	N/A
Total intangible assets	$23,746	15.1
_____________________________________________

(1)
The amortization period for the Company’s customer relationships and provider networks includes an assumption of renewal or extension of these arrangements. At the acquisition date, the periods prior to the next renewal or extension for provider networks primarily ranged from one to three years, and the period prior to the next renewal or extension for customer relationships was one year. Any costs related to the renewal or extension of these contracts are expensed as incurred.

Schedule of pro forma financial information
The following unaudited pro forma information presents a summary of the Company’s combined results of operations for the years ended December 31, 2018 and 2017 as if the Aetna acquisition and the related financing transactions had occurred on January 1, 2017. The following pro forma financial information is not necessarily indicative of the results of operations as they would have been had the acquisition been effected on the assumed date, nor is it necessarily an indication of trends in future results for a number of reasons, including, but not limited to, differences between the assumptions used to prepare the pro forma information, basic shares outstanding and dilutive equivalents, cost savings from operating efficiencies, potential synergies, and the impact of incremental costs incurred in integrating the businesses.

	Year Ended December 31,
In millions, except per share data	2018	2017
Total revenues	$243,398	$236,000
Income from continuing operations	1,123	6,813
Basic earnings per share from continuing operations attributable to CVS Health	$0.87	$5.25
Diluted earnings per share from continuing operations attributable to CVS Health	$0.86	$5.21